Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

STOCK OPTION GRANT POLICIES

In order to ensure the integrity and efficiency of the Company’s stock option award process, the CHC Committee has adopted a policy that provides that neither the Company nor any member of the Company’s management shall manipulate the timing of the public release of material information or of the grant of any stock options with the intent of benefiting the recipient of such award, and that neither the CHC Committee nor any member of management shall manipulate or knowingly permit the manipulation of exercise dates of any stock options.

The policy provides, among other things, that any annual grants of stock option awards (including performance-based stock options) to executive officers shall generally be made at least five business days prior to the earlier of the Company’s public release of earnings for the previously completed fiscal year and the filing of its Annual Report on Form 10-K, or at least two business days following the filing of its Annual Report on Form 10-K. With respect to annual grants of stock option awards to trustees, the policy provides that awards shall be made immediately following the Company’s annual meeting of shareholders.

The policy also provides that the grant date of any stock option shall be the date of the meeting at which the award was approved and the exercise price shall be the closing price of the Company’s common shares on the NYSE on such date or on the preceding trading day in the event the grant is approved prior to market close.

In 2025, the annual grants of equity awards to executives, including performance-based stock options, were approved by the CHC Committee effective March 5, 2025. The CHC Committee takes into account nonpublic Company projections of future financial and operating results in setting the performance conditions for the performance-based equity awards.

Award Timing Method

The policy provides, among other things, that any annual grants of stock option awards (including performance-based stock options) to executive officers shall generally be made at least five business days prior to the earlier of the Company’s public release of earnings for the previously completed fiscal year and the filing of its Annual Report on Form 10-K, or at least two business days following the filing of its Annual Report on Form 10-K. With respect to annual grants of stock option awards to trustees, the policy provides that awards shall be made immediately following the Company’s annual meeting of shareholders.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

In 2025, the annual grants of equity awards to executives, including performance-based stock options, were approved by the CHC Committee effective March 5, 2025. The CHC Committee takes into account nonpublic Company projections of future financial and operating results in setting the performance conditions for the performance-based equity awards.